STAFF COSTS (Details 4) - Long term incentive plan - Share	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding 1 January	1,999,800	0	0
Granted during the period	866,600	2,127,400	0
Exercised during the period	0	0	0
Expired during the period	(233,900)	0	0
Forfeited during the period	(21,300)	(127,600)	0
Outstanding 31 December	2,611,200	1,999,800	0
Exercisable 31 December	255,300	538,900	0